Consolidated Statements Of Cash Flows $ in Thousands	12 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 613,149	$ 408,945	$ 374,267
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	183,295	182,168	173,598
Provision for bad debt	74,489	52,776	75,395
Deferred taxes	112,140	46,455	36,276
Stock-based compensation	21,954	19,285	23,540
Changes in assets and liabilities, net of acquisitions:
Receivables	(65,602)	(77,873)	(70,721)
Prepaid expenses and other current assets	(3,365)	(4,542)	4,321
Other noncurrent assets	(1,421)	(6,364)	4,197
Accounts payable and accrued expenses	32,610	(30,472)	16,723
Accrued salaries, wages and payroll taxes	(43,142)	22,789	17,388
Deferred revenue and other current liabilities	(3,562)	(59,998)	(77,510)
Deferred revenue and other noncurrent liabilities	12,689	4,314	3,055
Income tax receivables, accrued income taxes and income tax reserves	(75,491)	129	(12,499)
Other, net	(7,740)	(5,415)	(23,477)
Net cash provided by operating activities	850,003	552,197	544,553
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities and payments received on available-for-sale securities	0	1,144	436,471
Principal payments and sales of mortgage loans and real estate owned, net	0	207,174	38,481
Capital expenditures	(98,583)	(89,255)	(99,923)
Payments made for business acquisitions, net of cash acquired	(42,539)	(54,816)	(88,776)
Franchise loans:
Franchise loans funded	(22,320)	(34,473)	(22,820)
Payments received on franchise loans	39,968	61,437	55,007
Other, net	11,417	8,108	11,075
Net cash provided by (used in) investing activities	(112,057)	99,319	329,515
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of line of credit borrowings	(830,000)	(1,700,000)	(1,465,000)
Proceeds from line of credit borrowings	830,000	1,700,000	1,465,000
Proceeds from issuance of long-term debt	0	0	996,831
Customer banking deposits, net	0	0	(326,705)
Dividends paid	(200,469)	(187,115)	(201,688)
Repurchase of common stock, including shares surrendered	(9,147)	(322,850)	(2,018,338)
Proceeds from exercise of stock options	28,340	2,371	25,775
Other, net	(9,388)	(22,830)	(18,576)
Net cash used in financing activities	(190,664)	(530,424)	(1,961,729)
Effects of exchange rate changes on cash	(1,143)	(4,464)	(10,590)
Net increase (decrease) in cash and cash equivalents and restricted cash	546,139	116,628	(1,098,251)
Cash, cash equivalents and restricted cash, end of the year	1,544,944	1,011,331
SUPPLEMENTARY CASH FLOW DATA:
Income taxes paid, net of refunds received	8,276	163,539	165,154
Interest paid on borrowings	84,320	87,185	59,058
Accrued additions to property and equipment	3,010	2,433	2,822
Transfer of bank deposits	0	0	(419,028)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 1,663,678	$ 1,117,539	$ 1,000,911